Expense Example, No Redemption - FT Vest Equity Target Income Plus 0-3 Month Treasury ETF - FT Vest Equity Target Income Plus 0-3 Month Treasury ETF	Nov. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	$ 208